Finance income and finance costs (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Finance costs [Abstract]
Interest on bank borrowings	$ 176.1	$ 225.4		$ 276.5
Commitment fees	1.7	1.9		3.3
Amortization of facility costs and original issue discounts	58.0	46.7		60.4
Finance costs on bank borrowings	235.8	274.0		340.2
Net interest expense on retirement obligations	1.8	2.4		2.8
Interest on lease liabilities	13.2	2.0		2.7
Interest rate swaps: cash flow hedges	23.7	0.0		3.4
Other	7.1	4.0		1.3
Total	281.6	282.4	[1]	350.4	[2]
Finance income [Abstract]
Bank interest	2.4	16.3		3.6
Interest on non-plan pension assets	0.2	0.3		0.6
Interest rate swaps: cash flow hedges	0.0	9.9		0.0
Other	0.0	0.1		3.5
Total	2.6	26.6	[1]	7.7	[2]
Net finance cost	$ 279.0	255.8	[1]	342.7	[2]
Included within exceptional items [Abstract]
Finance costs incurred in escrow period		0.0		6.4
Finance income earned in escrow period		0.0		(0.6)
Finance income (costs) incurred in escrow period		$ 0.0		$ 5.8

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.